SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28      SUBSEQUENT EVENTS

(a)Acquisition of Shenzhen 5

On March 16, 2017, the Company, through GDS Beijing,  entered into  an equity purchase agreement to acquire all of the equity interests in a target group from a third party for an aggregate purchase price of RMB313,000 (including contingent considerations of RMB312,000). The target group owns a data center project in Shenzhen, China (Shenzhen 5). Management does not believe this acquisition is significant as measured by the assets or pre-tax earnings (loss) of the acquiree as a percentage of the Company’s consolidated assets or pre-tax earnings (loss), respectively.

(b)Contract termination

On November 12, 2016, the Company received a written notice from its end customer to early terminate a colocation service agreement, with effect from January 2017. On March 15, 2017, the Company received a contract termination fee of US$6,742 (RMB46,769).

(c)New Loan Facilities

On March 30, 2017, two subsidiaries of the Company entered into a facility agreement with third party banks for a total amount of US$45,000 (RMB310,700). The loans are required to be repaid in full prior to the maturity date upon the occurrence of any of the Early Repayment Events. In addition, the loan facilities contain financial covenants that limit certain financial ratios during the relevant period, as defined in the facilities. On April 10, 2017, the Company fully drew down the loans under such facilities of US$45,000 (RMB310,700). The loans bear an effective interest rate of 5.41% per annum and mature on October 10, 2018.